TAXES ON INCOME (Schedule of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income (loss) before income taxes is comprised as follows:
Domestic	$ (1,664)	$ (5,743)	$ (4,855)
Foreign	(60)	42	133
Loss before taxes on income	$ (1,724)	$ (5,701)	$ (4,722)